Stock Based Compensation Payments (Details Narrative) (10-K) - USD ($)		1 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	May 20, 2019	May 31, 2020	Apr. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Number of restricted common stock issued									8,000,000
Number of restricted common stock vested						1,250,000			2,250,000
Number of shares issued for services				523,000	1,389,000	949,000	1,389,000	194,030	2,424,121
Number of options issued						300,000			3,290,000
Options exercise price						$ 0.14			$ 0.23
Options term						6 years 6 months			6 years
Warrants [Member]
Stock price								$ 0.20
Expected term								4 years
Volatility								170.00%
Dividend rate								0.00%
Risk-free interest rate								1.76%
Number of warrants issued								3,000,000
Warrants exercise price								$ 0.30
Warrants expiration period								Expire in 2022
Fair value of warrants								$ 377,000
Cashless exercise warrants								3,000,000
Consultant [Member]
Number of stock issued for services, value									$ 212,505
Number of shares issued for services									106,253
Restricted Stock [Member]
Number of restricted common stock issued	8,000,000
Number of restricted common stock vested	1,000,000					3,500,000			2,250,000
Restricted common stock vested, description	1,000,000 shares vested immediately, and the balance of 7,000,000 shares will vest 625,000 shares per quarter over 2.8 years.
Restricted common stock vesting term	2 years 9 months 18 days					1 year 8 months 12 days			2 years 3 months 19 days
Fair value of restricted common stock	$ 4,000,000
Share-based expense						$ 762,000			$ 2,317,868
Unvested compensation									1,628,132
Restricted Stock [Member] | Per Quarter [Member]
Number of restricted common stock vested	625,000
Stock Options [Member]
Share-based expense									711,404
Unvested compensation									$ 468,000
Number of options issued			300,000						3,290,000
Number of options vested									1,800,000
Number of options non vested									1,490,000
Options vesting term									4 years
Options exercise price		$ 0.10	$ 0.14						$ 0.23
Options term									10 years
Fair value of options			$ 30,000			$ 182,000			$ 1,179,000
Stock price			$ 0.14
Expected term			5 years
Volatility			236.00%			97.00%
Dividend rate			0.00%						0.00%
Risk-free interest rate			17.00%						1.77%
Options outstanding, aggregate intrinsic									$ 322,749
Stock Options [Member] | Minimum [Member]
Stock price									$ 0.23
Expected term									5 years
Volatility									213.00%
Stock Options [Member] | Maximum [Member]
Stock price									$ 0.38
Expected term									7 years
Volatility									218.00%